Dreyfus Alpha Growth Fund (Prospectus Summary) | Dreyfus Alpha Growth Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 7 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Alpha Growth Fund	Class A	Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Alpha Growth Fund	Class A	Class B	Class C	Class I
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	0.75%	none
Other expenses (including shareholder services fees)	0.59%	0.72%	0.58%	0.26%
Total annual fund operating expenses	1.34%	2.22%	2.08%	1.01%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Alpha Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	704	975	1,267	2,095
Class B	625	994	1,390	2,128
Class C	311	652	1,119	2,410
Class I	103	322	558	1,236

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Alpha Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	704	975	1,267	2,095
Class B	225	694	1,190	2,128
Class C	211	652	1,119	2,410
Class I	103	322	558	1,236

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
90.32% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large- and mid-cap growth stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks based on:

o a long-term relative valuation model that utilizes forward looking estimates of risk and return;

o an earnings sustainability (ES) model that gauges how well earnings forecasts are likely to reflect changes in future cash flows. Measures of ES help the stock selection strategy by tilting the portfolio away from stocks with poor ES and tilting towards stocks with strong ES; and

o a set of behavioral factors, including earnings revisions and share buybacks, that provide the portfolio managers with information about potential misvaluations of stocks.

Generally, the portfolio managers will strictly adhere to the underlying models in selecting portfolio securities. The fund typically will hold between 50 and
100 securities selected using these models.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

.. Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

.. Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

.. Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.
More recent performance information may be available at www.dreyfus.com.

The performance for periods prior to May 1, 2004 represent the performance of a predecessor fund. Prior to August 1, 2002, the predecessor fund employed a materially different investment strategy. In addition, from time to time prior to August 1, 2002, the fund allocated a portion of its assets to money market instruments, during which time the overall stock market declined substantially in value. These past allocations are a material factor contributing to the fund's performance.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter
Q2, 2009: 17.29%
Worst Quarter
Q4, 2008: -22.96%

The year-to-date total return of the fund's Class A shares as of 6/30/11 was 7.02%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Alpha Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A returns before taxes	9.48%	(0.73%)	3.43%
Class B	Class B returns before taxes	11.20%	(0.73%)	3.69%
Class C	Class C returns before taxes	14.31%	(0.32%)	3.38%
Class I	Class I returns before taxes	16.60%	0.68%	4.16%
After Taxes on Distributions Class A	Class A returns after taxes on distributions	9.42%	(1.70%)	2.75%
After Taxes on Distributions and Sales Class A	Class A returns after taxes on distributions and sale of fund shares	6.23%	(0.98%)	2.72%
Russell 1000 Growth Index	Russell 1000 Growth Index reflects no deduction for fees, expenses or taxes	16.71%	3.75%	0.02%